Party-in-Interest Transactions	12 Months Ended
Dec. 31, 2025
EBP 002 [Member]
Employee Benefit Plan, Related Party and Party-in-Interest Transactions [Line Items]
Party-in-Interest Transactions
Party-In-Interest
Transactions
Parties-in-interest are defined
under the provisions
of ERISA as
any fiduciary of
the Plan, any
party rendering service
to the
Plan, any
employer (or
any affiliate),
any employee
of such
employer covered
by the
Plan, and
certain others.
Certain
Plan
investments
consist
of
investments
in
a
money
market
fund,
a
mutual
fund
and
PCRA
at
Charles
Schwab, or affiliates, which is the provider of custodial
services as defined by the Plan since April 1, 2005.
In addition,
as of
December
31, 2025
and
2024,
the
First BanCorp.
Unitized
Stock
Fund held
281,138
and
297,511
shares,
respectively,
with
a
quoted
market
value
of
$
5,827,990
and
$
5,530,724
,
respectively,
of
First
BanCorp.
common
stock,
the
parent
company
of
the
Plan
Sponsor.
The
First
BanCorp.
Unitized
Stock
Fund
also
has
an
investment
in
a
money
market
fund
managed
by
State
Street.
State
Street
provides
Charles
Schwab
with,
among
other things,
custody
services
for the
First
BanCorp.
Unitized
Stock
Fund.
For
the
year
ended
December
31, 2025,
the Plan
received dividend
income of
$
203,194
related to
the investment
in First
BanCorp. Unitized
Stock Fund
and
recognized
net
gains
of
$
787,704
,
of
which
$
725,913
relates
to
the
net
appreciation
in
the
fair
value
of
such
investment.
Moreover,
in
relation
to
the
First
Bancorp.
Unitized
Stock
Fund,
during
the
year
ended
December
31,
2025,
the
Plan
completed
purchases
or
acquisition
through
rollovers
for
a
total
acquisition
price
of
$
712,887
and
completed
sales
and
distributions
of
shares
which
had
a
carrying
value
of
$
1,157,426
and
sales
proceeds
of
$ 1,219,217 , resulting in a realized gain of $ 61,791 .
Plan assets
include notes
receivable
from participants
of $
5,267,672
and $
4,659,024
as of
December
31, 2025
and
2024,
respectively.
For
the
year
ended
December
31,
2025,
interest
income
related
to
notes
receivable
from
participants
amounted
to
$
477,346
.
These
transactions
qualify
as
party-in-interest
transactions
permitted
under
the
provisions of ERISA.